Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Income / (loss) for the period	$ (264,740)	$ 262,531
Adjustments for:
Digital assets sales revenue	(7,528,053)	(2,839,416)
Digital assets sales cost	7,526,992	2,870,306
Impairment of digital assets	85,368	13,129
Depreciation and amortization	20,071	20,456
Other impairment	49,222	0
Equity based compensation	27,591	37,002
Noncash expense from borrowing	60,715	25,202
Noncash lending and net staking income	(61,993)	(63,232)
Net (gain) / loss on digital assets		(324,378)
Net (gain) / loss on investments		38,469
Net (gain) /loss on derivatives trading		(188,962)
Net unrealized gain / (loss) on notes payable – derivative	35,544	12,286
Noncash notes interest expense	16,576	7,341
Net deferred tax expense / (benefit)	(28,951)	(4,831)
Impact of exchange rate on cash and other	(440)	394
Changes in operating assets and liabilities:
Digital assets	605,342	330,193
Digital assets receivable	9,154	23
Derivative assets / liabilities	89,074	167,219
Accounts receivable	19,765	(36,255)
Prepaid expenses and other assets	(13,576)	10,277
Accounts payable and accrued liabilities	22,128	25,095
Other current liabilities	18,471	(168,901)
Other non-current liabilities	(33,940)	(2,538)
Net cash provided by / (used in) operating activities	329,289	221,270
Investing activities
Proceeds from paydowns and maturities of loans receivable	70,718	68,392
Disbursements for loans receivable	(127,398)	(79,921)
Purchase of property, equipment and intangible assets	(396,459)	(29,736)
Disposal of property and equipment	7,954	2,954
Cash held in deconsolidated funds			$ 0	$ 0	$ (19,039)
Net cash provided by / (used in) investing activities	(342,577)	(401,590)
Financing activities
Payable to customers	(3,196)	(3,212)
Proceeds from loans payable	75,021	227,826
Repayments of loans payable	(77,421)	(109,545)
Margin loans payable, net	(160,104)	0
Distributions	(39,881)	(45,678)
Receipts from non-controlling interests liability holders			0	0	16,169
Disbursements to non-controlling interests liability holders			0	0	(12,114)
Cancellation of Class A Units withheld	(28,885)	(13,816)	(20,516)	(10,668)	(53,347)
Redemption of Class B Units			0	0	(7,961)
Net cash provided by / (used in) financing activities	242,516	177,743
Net increase / (decrease) in cash and cash equivalents	229,228	(2,577)
Cash and cash equivalents, beginning of period	462,103	316,610	316,610
Cash and cash equivalents, end of period	691,331	314,033	462,103	316,610
Cash paid during the year for:
Interest	27,182	18,135
Taxes	4,919	7,445
Significant noncash investing and financing activities:
Digital assets loan receivable, net of allowance	317,843	85,607
Assets posted as collateral	442,012	122,131
Digital assets borrowed	1,347,324	551,901
Collateral payable	518,894	192,556
Repayments of loans receivable with non-cash considerations			0	0	93,551
Origination of loans receivable with noncash consideration	0	6,098	10,787	10,669	64,750
Recognition of right of use asset and lease liability			0	1,730	4,497
Additions to property, plant and equipment and intangible assets	35,452	160	160	11,724	8,998
Purchase of investments with noncash contributions	72,256	10,947
Payable for investments purchased			3,431	0	0
Proceeds from investments included in receivables	4,141	0
Proceeds from investments received as digital assets	105,648	6,714
Proceeds from investments received as non-cash contributions			6,714	0	0
Reclassification between derivatives and investments	0	389	389	18,786	0
Deconsolidation of investment funds			0	0	56,256
In-kind receipts from noncontrolling interests liability holders			0	0	3,508
In-kind disbursements to noncontrolling interests liability holders			0	0	9,331
Galaxy Digital Holdings, LP
Operating activities
Income / (loss) for the period	(264,585)	262,531	346,722	228,514	(816,129)
Adjustments for:
Digital assets sales revenue			(11,150,499)	(24,498,135)	(51,758,250)
Digital assets sales cost			11,264,933	24,463,949	49,273,681
Impairment of digital assets			89,774	46,757	2,628,402
Provision for credit losses			3,635	0	10,123
Depreciation and amortization			46,892	22,945	12,852
Other impairment			101	0	52,077
Equity based compensation			74,857	81,654	89,029
Noncash expense from borrowing			70,544	8,230	35,457
Noncash lending and net staking income			(100,472)	(24,915)	(36,786)
Net (gain) / loss on digital assets			(634,557)	(333,450)	(938,365)
Net (gain) / loss on investments			(258,791)	(97,827)	464,918
Net realized loss on disposal			0	2,111	2,046
Net (gain) /loss on derivatives trading			(267,769)	(151,583)	(192,558)
Net unrealized gain / (loss) on notes payable – derivative			31,727	9,603	(57,998)
Change in fair value of warrant liability			0	0	(20,322)
Net (gain) on sale of mining equipment			0	0	(512)
Noncash notes interest expense			17,454	13,935	22,552
Net deferred tax expense / (benefit)			(8,386)	2,498	(13,575)
Impact of exchange rate on cash and other			682	390	1,974
Changes in operating assets and liabilities:
Digital assets			153,175	148,322	1,404,046
Digital assets receivable			33	(2,617)	(18,010)
Derivative assets / liabilities			238,931	122,422	210,471
Accounts receivable			3,491	7,957	57,075
Prepaid expenses and other assets			10,030	(8,548)	(64,851)
Other non-current assets			0	2,000	2,394
Assets posted as collateral			2,091	(2,091)	0
Collateral payable			63,629	(46,681)	30,398
Accounts payable and accrued liabilities			91,512	18,195	(60,283)
Other current liabilities			(422,180)	(13,207)	(23,335)
Other non-current liabilities			127,362	(4,507)	(3,022)
Net cash provided by / (used in) operating activities			(205,079)	(4,079)	293,499
Investing activities
Proceeds from paydowns and maturities of loans receivable			200,679	66,706	228,282
Disbursements for loans receivable			(279,146)	(279,813)	(230,583)
Purchase of property, equipment and intangible assets			(59,025)	(45,613)	(118,190)
Disposal of property and equipment			2,954	653	1,281
Acquisitions			(5,115)	(43,893)	(74,605)
Purchase of investments			(3,260,043)	(192,330)	(142,045)
Proceeds and distributions from investments			2,878,067	209,508	194,198
Net cash provided by / (used in) investing activities			(521,629)	(284,782)	(160,701)
Financing activities
Proceeds from stock option and warrant exercise			5,860	11,107	6,192
Payable to customers			16,078	(6,149)	(132,850)
Proceeds from loans payable			315,516	117,233	131,473
Repayments of loans payable			(228,617)	(25,748)	(164,762)
Margin loans payable, net			330,716	0	0
Proceeds from / (repayments of) notes payable, net of issuance cost			388,931	0	(29,998)
Contributions			119,491	0	0
Distributions			(55,258)	(22,405)	(184,275)
Net cash provided by / (used in) financing activities			872,201	63,370	(431,473)
Net increase / (decrease) in cash and cash equivalents			145,493	(225,491)	(298,675)
Cash and cash equivalents, beginning of period	$ 462,103	$ 316,610	316,610	542,101	840,776
Cash and cash equivalents, end of period			462,103	316,610	542,101
Cash paid during the year for:
Interest			51,095	23,292	23,874
Taxes			8,561	9,316	25,559
Significant noncash investing and financing activities:
Digital assets loan receivable, net of allowance			475,450	54,533	90,819
Assets posted as collateral			37,577	290,965	46,262
Digital assets borrowed			1,099,332	227,711	734,446
Collateral payable			754,664	496,537	378,980
Purchase of investments with noncash contributions			13,447	3,409	8,395
Proceeds from investments included in receivables			218	150	332
Proceeds from investments received as digital assets			$ 136,191	$ 2,036	$ 5,708